Defined Benefit Plans - Summary of Estimated Approximate Effects on Defined Benefit Obligation (Detail) - United States [member] - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (83)	€ (70)
Decrease in actuarial assumptions	92	77
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(417)	(351)
Decrease in actuarial assumptions	514	430
Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	29	29
Decrease in actuarial assumptions	(27)	(26)
Financial actuarial assumptions of health care trend rates by 100 bps variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	12	12
Decrease in actuarial assumptions	€ (11)	€ (11)